Restatement of Previously Issued Consolidated Financial Statements	9 Months Ended
Sep. 30, 2021
Prior Period Adjustment [Abstract]
Error Correction [Text Block]
Note 2—Restatement of Previously Issued Consolidated Financial Statements
In connection with the preparation of the Company’s condensed consolidated financial statements as of and for the period ended September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering and when shares were sold pursuant to the exercise of the underwriters’ overallotment, it had improperly classified its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001, due to the NASDAQ’s minimum net tangible asset requirement. Management determined that the Class A common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has recorded a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A common stock. Additionally, the condensed consolidated statements of operations has changes solely related to weighted average shares and earnings (loss) per share.
There has been no change in the Company’s total assets, liabilities, or operating results.
The impact of the restatement on the Company’s consolidated financial statements included in its
Form 10-Q
for the period ending June 30, 2021 as filed with the SEC on August 20, 2021, and Form
10-Q
for the period ending March 31, 2021 as filed with the SEC on May 24, 2021 is reflected in the following table:

	As of June 30, 2021
Condensed Consolidated Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$305,933,489	$39,066,511	$345,000,000
Stockholders’ equity (deficit) Class A common stock - $0.0001 par value	391	(391)	—
Additional paid-in capital	10,278,770	(8,916,670)	1,362,100
Accumulated deficit	(5,280,021)	(30,149,451)	(35,429,470)

Total Stockholders’ equity (deficit)	$5,000,003	$(39,066,512)	$(34,066,507)

	Three Months Ended June 30, 2021
Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	31,475,333	3,024,667	34,500,000
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	11,649,667	(11,649,667)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,625,000	8,625,000
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$(0.24)	$(0.24)
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$(0.88)	$0.88	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$(0.24)	$(0.24)

	Six Months Ended June 30, 2021
Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	31,177,650	(4,492,567)	26,685,083
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	11,692,516	(11,692,516)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,370,166	8,370,166
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$(0.06)	$(0.06)
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$(0.19)	$0.19	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$(0.06)	$(0.06)

	Three Months Ended June 30, 2021
Condensed Consolidated Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Offering costs	$(35,641)	$35,641	$—
Share-based compensation and offering costs on Founder Shares issued to related party and directors	1,397,741	1,249,759	2,647,500
Change in value of common stock subject to possible redemption	8,916,760	(8,916,760)	—
Accretion of Class A Common Stock to redemption value	—	(1,285,400)	(1,285,400)

	Six Months Ended June 30, 2021
Condensed Consolidated Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Sale of Units in initial public offering, less fair value of public warrants	$332,119,425	$(332,119,425)	$—
Offering costs	(18,891,326)	18,891,326	—
Forward purchase agreement	(1,508,461)	1,508,461	—
Common stock subject to possible redemption	(314,850,250)	314,850,250	—
Share-based compensation and offering costs on Founder Shares issued to related party and directors	1,397,741	1,249,759	2,647,500
Change in value of common stock subject to possible redemption	8,916,760	(8,916,760)	—
Accretion of Class A Common Stock to redemption value	—	(34,530,121)	(34,530,121)

	As of March 31, 2021
Condensed Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$314,850,250	$30,149,750	$345,000,000
Stockholders’ equity (deficit) Class A common stock - $0.0001 par value	301	(301)	—
Retained earnings (Accumulated deficit)	4,998,844	(30,149,449)	(25,150,605)

Total Stockholders’ equity (deficit)	$5,000,008	$(30,149,750)	$(25,149,742)

	Three Months Ended March 31, 2021
Condensed Statement of Operations	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted	30,625,007	(11,841,674)	18,783,333
Weighted average shares outstanding of Class A and B non-redeemable common stock, basic and diluted	10,754,314	(10,754,314)	—
Weighted average shares outstanding of Class B non-redeemable common stock, basic and diluted	—	8,112,500	8,112,500
Basic and diluted earnings (net loss) per share, Class A common stock subject to possible redemption	$0.00	$0.30	$0.30
Basic and diluted earnings (net loss) per share of non-redeemable common stock, Class A and B	$0.74	$(0.74)	$0.00
Basic and diluted earnings (net loss) per share, Class B non-redeemable common stock	$0.00	$0.30	$0.30

	Three Months Ended March 31, 2021
Condensed Statement of Changes in Stockholders’ Deficit	As Previously Reported	Adjustment	As Restated
Sale of Units in initial public offering, less fair value of public warrants	$332,119,425	$(332,119,425)	$—
Offering costs	(18,855,685)	18,855,685	—
Forward purchase agreement	(1,508,461)	1,508,461	—
Common stock subject to possible redemption	(314,850,250)	314,850,250	—
Accretion of Class A Common Stock to redemption value	—	(33,244,721)	(33,244,721)

	As of February 11, 2021
Condensed Balance Sheet	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$306,070,895	$38,929,105	$345,000,000
Stockholders’ equity (deficit)
Class A common stock - $0.0001 par value	389	(389)	—
Additional paid-in capital	5,749,492	(5,749,492)	—
Retained earnings (Accumulated deficit)	(750,742)	(33,179,224)	(33,929,966)

Total Stockholders’ equity (deficit)	$5,000,002	$(38,929,105)	$(33,929,103)